Summary of Significant Accounting Policies (Details) - USD ($)		12 Months Ended
	Oct. 21, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of Significant Accounting Policies (Details) [Line Items]
Description of share combination	This share combination also decreased the Company’s authorized shares to 6,250,000 common shares of par value of US$0.021848 each, of which 4,736,111 are designated as Class A common shares and 1,513,889 are designated as Class B common shares.
Restricted cash		$ 3,500,000
Allowance for doubtful accounts		38,995	$ 36,416
Impairment loss				$ 3,281,779
Equity securities, description		5%
Warrant term		12 months
Tax benefit, description		50%
sales of goods [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Value added tax payable, Percentage		13.00%
Service [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Value added tax payable, Percentage		6.00%
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Accounts receivable terms		180 days
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Accounts receivable terms		60 days
Continuing Operations [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Comprehensive loss		$ 27,908	19,811	56,259
Warranty expense		728	7,911	10,261
Research and development costs		0	0	301,713
Government subsidies		$ 447	$ 0	$ 0
Class A Common Shares [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Outstanding shares (in Shares)		2,210,683	836,933
Class A Common Shares [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Outstanding shares (in Shares)	17,685,475
Class A Common Shares [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Outstanding shares (in Shares)	2,210,683
Class B Common Shares [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Outstanding shares (in Shares)		1,388,888	1,388,888
Class B Common Shares [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Outstanding shares (in Shares)	11,111,111
Class B Common Shares [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Outstanding shares (in Shares)	1,388,888